ACQUISITIONS AND DISPOSALS (Schedule of purchase price as of the date of acquisition) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 18, 2019 CNY (¥)	Oct. 08, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Goodwill					¥ 213,656	$ 32,744	¥ 210,443	$ 32,252	¥ 165,171
CHS [Member]
Total purchase price is comprised of [Abstract]
Cash consideration					¥ 22,925
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member]
Business Acquisition [Line Items]
Current assets		¥ 47,827
Property, plant and equipment, net		17,297
Intangible assets		454,013
Long term investments		300,504
Other non-current assets		108,322
Deferred tax assets		185
Goodwill		165,171
Current liabilities		(61,454)
Non-current liability		(165,436)
Deferred tax liabilities		(113,340)
Non-controlling interests		(99,480)
Total		653,609
Total purchase price is comprised of [Abstract]
Cash consideration		570,600
- Fair value of previously hold equity interests		520,625
- Settlement of amounts		(437,616)
Total		¥ 653,609
Tianjin Jiatai Group [Member]
Business Acquisition [Line Items]
Current assets	¥ 9,451
Property, plant and equipment, net	53,649
Intangible assets	89,000
Goodwill	45,272
Current liabilities	(31,063)
Deferred tax liabilities	(22,250)
Total	144,059
Total purchase price is comprised of [Abstract]
Cash consideration	421,730
- Fair value of previously hold equity interests	407,998
- Settlement of amounts	(675,854)
- Settlement of advance to suppliers	(94,530)
- Settlement of other receivable	84,715
Total	¥ 144,059
Guangzhou New Spring Hospital Management Co., Ltd. | New Spring Group | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Business Acquisition [Line Items]
Current assets			¥ 424
Property, plant and equipment, net			3,281
Intangible assets			5,053
Goodwill			3,213
Long-term deferred and other non-current			1,202
Current liabilities			(445)
Deferred tax liabilities			(1,250)
Total			11,478
Total purchase price is comprised of [Abstract]
Cash consideration			8,400	$ 7,560
Total			¥ 11,478